FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments pledged as collateral classified as "Financial assets at fair value through profit or loss"	R$ 49,991,355	R$ 6,060,344
Unrealized net gains/ (losses) included in securities and trading securities	1,953,274	5,284,677
Net variation in unrealized gains/ (losses) from securities and trading securities	R$ 3,331,403	R$ 3,898,193